Trade Notes and Accounts Receivable, Net - Movements of Allowance for Doubtful Accounts (Detail) - TWD ($) $ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Disclosure Of Financial Assets [Line Items]
Beginning balance	$ 2,117
Add: Provision for credit loss or doubtful accounts	805	$ 578	$ 943
Less: Amounts written off	(320)
Ending balance	2,602	2,117
Trade notes and accounts receivable [Member]
Disclosure Of Financial Assets [Line Items]
Beginning balance	2,117	1,773	1,334
Add: Provision for credit loss or doubtful accounts		578	943
Less: Amounts written off		(234)	(504)
Ending balance		2,117	1,773
Trade notes and accounts receivable [Member] | Individually assessed for impairment [Member]
Disclosure Of Financial Assets [Line Items]
Beginning balance	1,325	805	364
Add: Provision for credit loss or doubtful accounts		535	715
Less: Amounts written off		(15)	(274)
Ending balance		1,325	805
Trade notes and accounts receivable [Member] | Collectively assessed for impairment [Member]
Disclosure Of Financial Assets [Line Items]
Beginning balance	$ 792	968	970
Add: Provision for credit loss or doubtful accounts		43	228
Less: Amounts written off		(219)	(230)
Ending balance		$ 792	$ 968